Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets at December 31, 2013 and 2012 consist of the following:

	Product Certifications	Patents	Developed Technology	Total
Balance at December 31, 2013
Intangible assets	$406,706	$441,609	240,000	$1,088,315
Less - accumulated amortization	(83,405)	(39,583)	(12,000)	(134,988)
	$323,301	$402,026	$228,000	$953,327

Balance at December 31, 2012
Intangible assets	$235,482	$214,883	—	$450,365
Less - accumulated amortization	(57,798)	(20,547)	—	(78,345)
	$177,684	$194,336	$—	$372,020

Schedule of Estimated Future Amortization Expense	Estimated amortization expense at December 31, 2013 for each of the five succeeding years is as follows:
2014	$80,937
2015	119,758
2016	119,758
2017	119,758
2018	113,560
Thereafter	399,556
$953,327